Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
(a)	Principles of Consolidation

The accompanying consolidated financial statements include the accounts and operations of Himax Technologies, Inc. and its majority owned subsidiaries and entities that it has a controlling financial interest. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates, Policy [Policy Text Block]
(b)	Use of Estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the useful lives of property, plant and equipment and intangible assets; allowances for doubtful accounts and sales returns; the fair value of financial instruments, the recoverability of deferred income tax assets, property, plant and equipment, inventory, the fair value of share-based compensation, the fair value of acquired tangible and intangible assets, potential impairment of intangible assets, goodwill, marketable securities and other investment securities and liabilities for employee benefit obligations, and income tax uncertainties and other contingencies. Management bases its estimates on historical experience and also on assumptions that it believes are reasonable. Management assesses these estimates on a regular basis; however, actual results could differ materially from those estimates.

Cash and Cash Equivalents, Policy [Policy Text Block]
(c)	Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less at the time of purchase to be cash equivalents. As of December 31, 2012 and 2013, the Company had $45,000 thousand and $35,684 thousand of cash equivalents, respectively, in US dollar denominated time deposits with original maturities of less than three months. As of December 31, 2012 and 2013, cash, including time deposits in the amount of $73,000 thousand and $105,500 thousand, respectively, had been pledged as collateral for short term debts which would be released within one year and are therefore excluded from cash and cash equivalents for purposes of the consolidated statements of cash flows.

Investment, Policy [Policy Text Block]
(d)	Investment Securities

Investment securities as of December 31, 2012 and 2013 consist of investments in marketable securities and investments in non-marketable equity securities. All of the Company’s investments in marketable securities are classified as available-for-sale securities and are reported at fair value.

Available-for-sale securities, which mature or are expected to be sold in one year, are classified as current assets. Unrealized holding gains and losses, net of related taxes on available for sale securities are excluded from earnings and reported as a separate component of equity in accumulated other comprehensive income (loss) until realized. Realized gains and losses from the sale of available for sale securities are determined on a specific identification basis.

The cost of the securities sold is computed based on the moving average cost of each security held at the time of sale.

As of December 31, 2012 and 2013, the Company had $1,273 thousand and $3,034 thousand, respectively, of restricted marketable securities, consisting of negotiable certificate of deposits and New Taiwan dollar (NT$) and US dollar denominated time deposits with original maturities of more than three months, which had been pledged as collateral for customs duties and guarantees for government grants.

Investments in non-marketable equity securities in which the Company does not have the ability to exercise significant influence over the operating and financial policies of the investee are stated at cost. Dividends, if any, are recognized into earnings when received.

Equity investments in entities where the Company has the ability to exercise significant influence over the operating and financial policy decisions of the investee, but does not have a controlling financial interest in the investee, are accounted for using the equity method. The Company’s share of the net income or net loss of an investee is recognized in earnings from the date the significant influence commences until the date that significant influence ceases. The difference between the cost of an investment and the amount of underlying equity in net assets of an investee at investment date was amortized over useful life of related assets.

A decline in value of a security below cost that is deemed to be other than temporary will result in an impairment to reduce the carrying amount to fair value. To determine whether any impairment is other-than-temporary, management considers all available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable forecasts, when developing estimates of cash flows to be collected. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the impairment, changes in value subsequent to year-end, forecasted performance of the investee, and the general market condition in the geographic area or industry the investee operates in.

Allowance For Doubtful Accounts, Policy [Policy Text Block]
(e)	Allowance for Doubtful Accounts

An allowance for doubtful accounts is provided based on a review of collectability of accounts receivable on a monthly basis. In establishing the required allowance, management considers the historical collection experience, current receivable aging and the current trend in the credit quality of the Company’s customers. Management reviews its allowance for doubtful accounts quarterly. Account balance is charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Inventory, Policy [Policy Text Block]
(f)	Inventories

Inventories primarily consist of raw materials, work-in-process and finished goods awaiting final assembly and test, and are stated at the lower of cost or market value. Cost is determined using the weighted-average method. For work-in-process and manufactured inventories, cost consists of the cost of raw materials (primarily fabricated wafer and processed tape), direct labor and an appropriate proportion of production overheads. The Company also writes down excess and obsolete inventories to their estimated market value based upon estimations about future demand and market conditions. If actual market conditions are less favorable than those projected by management, additional future inventory write-down may be required that could adversely affect the Company’s operating results. Once written down, inventories are carried at this lower amount until sold or scrapped. If actual market conditions are more favorable, the Company may have higher operating income when such products are sold. Sales to date of such products have not had a significant impact on the Company’s operating income.

Property, Plant and Equipment, Policy [Policy Text Block]
(g)	Property, Plant and Equipment

Property, plant and equipment consists primarily of land purchased as the construction site of the Company’s headquarters, and machinery and equipment used in the design and development of products, and is stated at cost. Depreciation on building and machinery and equipment commences when the asset is ready for its intended use and is calculated on the straight-line method over the estimated useful lives of related assets which range as follows: building 25 years, building improvements 4 to 16 years, machinery 4 to 6 years, research and development equipment 2 to 6 years, office furniture and equipment 2 to 10 years, others 2 to 10 years. Leasehold improvements are amortized on a straight line basis over the shorter of the lease term or the estimated useful life of the asset. Software is amortized on a straight line basis over the estimated useful lives ranging from 2 to 6 years.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
(h)	Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in the business combination of the Company’s acquisition of Himax Semiconductor, Inc. (formerly Wisepal Technologies, Inc.) in 2007 and Himax Display (USA) Inc. (formerly Spatial Photonics, Inc.) in 2012, that are not individually identified and separately recognized. Goodwill is reviewed for impairment at least annually. The Company tests goodwill for impairment on the end day of October each fiscal year. Goodwill is also tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount.

In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment, which provides an entity the option to perform a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount prior to performing the two-step goodwill impairment test. If this is the case, the two-step goodwill impairment test is required. If it is more-likely-than-not that the fair value of a reporting unit is greater than its carrying amount, the two-step goodwill impairment test is not required. The Company adopted this ASU in 2012.

When testing goodwill for impairment, management may accesses qualitative factors for some or all of its reporting units to determine whether it is more likely than not (that is, a likelihood of more than 50 percent) that the fair value of a reporting unit is less than its carrying amount, including goodwill. Alternatively, management may bypass this qualitative assessment for some or all of its reporting units and perform step 1 of the two-step goodwill impairment test. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the Company must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. The residual fair value after this allocation is the implied fair value of the reporting unit goodwill. If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed.

Impairment testing for goodwill is done at a reporting unit level. A reporting unit is an operating segment or one level below an operating segment (also known as a component). A component of an operating segment is a reporting unit if the component constitutes a business for which discrete financial information is available, and segment management regularly reviews the operating results of that component.

In 2011, as further described in Note 2(s) below, the Company determined that the Company has two operating segments, which are also reportable segments. The Company has determined that three of the components in Segment Driver IC are economically similar and are aggregately deemed as a single reporting unit. As a result, the Company has five reporting units which are Driver IC, Projection displays, CMOS image sensors and wafer level optics, Chipsets for TVs and Monitors, and Others.

Management assigned the Company’s assets and liabilities to each reporting unit based on either specific identification or by using judgment for the remaining assets and liabilities that are not specific to a reporting unit. Goodwill from acquisition of Himax Semiconductor, Inc. has been assigned to Driver IC reporting unit and goodwill from acquisition of Himax Display (USA) Inc. has been assigned to Projection displays reporting unit because those reporting units are expected to benefit from the synergies of the business combinations.

For Projection displays reporting unit in 2012 and 2013 as well as Driver IC reporting unit in 2013, management qualitatively assessed whether it is more likely than not that the respective fair values of these reporting units are less than their carrying amounts, including goodwill. Based on that assessment, management determined that this condition, for these reporting units, does not exist. As such, performing the first step of the two-step test impairment test for these reporting units was unnecessary.

For Driver IC reporting unit in 2011 and 2012, management compared the carrying value of individual reporting unit, inclusive of assigned goodwill, to its respective fair value - step 1 of the two-step impairment test, and concluded that goodwill was not impaired.

The discounted cash flow (DCF) method is used by management in applying the income approach to determine the fair value of each of the Company’s reporting units. Significant assumptions inherent in the valuation method for goodwill are employed and included, but are not limited to, prospective financial information, terminal value, and discount rates.

When performing income approach for each reporting unit, the Company incorporates the use of projected financial information and a discount rate that are developed using market participant based assumptions. The cash-flow projections are based on five-year financial forecasts developed by management that include revenue projections, capital spending trends, and investment in working capital to support anticipated revenue growth, which are regularly reviewed by management. The selected discount rate considers the risk and nature of the respective reporting unit’s cash flows and the rates of return market participants would require to investing their capital in reporting units.

In order to determine the reasonableness of the fair values of the reporting units, management performed a reconciliation of the aggregate fair values of the reporting units to the Company’s market capitalization based on the quoted market price of Himax’s ordinary shares, adjusted for an appropriate control premium. Management believes the control premium represents the additional amount that a buyer would be willing to pay to obtain a controlling voting interest in the Company as a result of the ability to take advantage of synergies and other benefits. To determine an appropriate control premium, references were made to recent and comparable merger and acquisition transactions in the SIC code 367X- Semiconductors and Related Technology industry.

The following is a summary of activity in goodwill by reportable segment.

		Non-driver	Consolidated
	Driver IC	products	Total
	(in thousands)

Balance, December 31, 2011	$26,846	-	26,846
Balance, December 31, 2012	$26,846	1,292	28,138
Balance, December 31, 2013	$26,846	1,292	28,138

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]
(i)	Other Intangible Assets

Acquired intangible assets include patents, developed technology, customer relationship assets and in-process research and development (IPR&D) acquired in a business combination at December 31, 2012 and 2013. Intangible assets with a definite life are amortized on a straight-line basis over the following estimated useful lives: patents 5 to 15 years, technology 5 to 7 years and customer relationship 7 years.

IPR&D assets acquired in a business combination are recognized as assets at the acquisition date at their acquisition-date fair value, rather than charged to expense, regardless of whether they have an alternative future use. In addition, IPR&D assets acquired in a business combination are to be accounted for as indefinite-lived intangible assets until the project is completed or abandoned. Subsequent R&D costs associated with the acquired IPR&D projects are charged to expense as incurred.

IPR&D has an indefinite life and is not amortized until completion and development of the project at which time the IPR&D becomes an amortizable asset. If the related project is not completed in a timely manner, the Company may have an impairment related to the IPR&D, calculated as the excess of the asset's carrying value over its fair value.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
(j)	Impairment of Long-Lived Assets

The Company’s long-lived assets, which consist of property, plant and equipment and intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is assessed by a comparison of the carrying amount of an asset to its estimated undiscounted future cash flows expected to be generated. If the carrying amount of an asset exceeds such estimated cash flows, an impairment charge is recognized for the amount by which the carrying amount of the asset exceeds its estimated fair value. Management generally determines fair value based on the estimated discounted future cash flows expected to be generated by the asset.

Revenue Recognition, Policy [Policy Text Block]
(k)	Revenue Recognition

The Company recognizes revenue from product sales when persuasive evidence of an arrangement exists, the product has been delivered, the price is fixed and determinable and collection is reasonably assured. The Company uses a binding purchase order as evidence of an arrangement. Management considers delivery to occur upon shipment provided title and risk of loss has passed to the customer based on the shipping terms, which is generally when the product is shipped to the customer from the Company’s facilities or the outsourced assembly and testing house. In some cases, title and risk of loss does not pass to the customer when the product is received by them. In these cases, the Company recognizes revenue at the time when title and risk of loss is transferred, assuming all other revenue recognition criteria have been satisfied. These cases include several inventory locations where the Company manages inventories for its customers, some of which inventories are at customer facilities. In such cases, revenue is not recognized when products are received at these locations; rather, revenue is recognized when customers take the inventories from the location for their use.

The Company records a reduction to revenue and accounts receivable by establishing a sales discount and return allowance for estimated sales discounts and product returns at the time revenue is recognized based primarily on historical discount and return rates. However, if sales discount and product returns for a particular fiscal period exceed historical rates, management may determine that additional sales discount and return allowances are required to properly reflect the Company’s estimated remaining exposure for sales discounts and product returns.

Sales taxes collected from customers and remitted to governmental authorities are accounted for on a net basis and therefore are excluded from revenues in the consolidated statements of income.

Standard Product Warranty, Policy [Policy Text Block]
(l)	Product Warranty

Under the Company’s standard terms and conditions of sale, products sold are subject to a limited product quality warranty. The Company may receive warranty claims outside the scope of the standard terms and conditions. The Company provides for the estimated cost of product warranties at the time revenue is recognized based primarily on historical experience and any specifically identified quality issues.

Research and Development and Advertising Costs Policy [Policy Text Block]
(m)	Research and Development and Advertising Costs

The Company’s research and development and advertising expenditures are charged to expense as incurred. Advertising expenses for the years ended December 31, 2011, 2012 and 2013, were $59 thousand, $73 thousand and $15 thousand, respectively.

The Company recognizes government grants to fund research and development expenditures as a reduction of research and development expense in the consolidated statements of income based on the percentage of actual qualifying expenditures incurred to date to the most recent estimate of total expenditures for which they are intended to be compensated.

Pension and Other Postretirement Plans, Policy [Policy Text Block]
(n)	Employee Retirement Plan

The Company has established an employee noncontributory defined benefit retirement plan (the “Defined Benefit Plan”) covering full-time employees in the ROC which were hired by the Company before January 1, 2005.

The Company records annual amounts relating to its pension and postretirement plans based on calculations that incorporate various actuarial and other assumptions including discount rates, mortality, assumed rates of return, compensation increases, and turnover rates. Management reviews its assumptions on an annual basis and makes modifications to the assumptions based on current rates when it is appropriate to do so. The effect of modifications to those assumptions is recorded in accumulated other comprehensive income and amortized to net periodic cost over future periods using the corridor method. Management believes that the assumptions utilized in recording its obligations under its plans are reasonable based on its experience and market conditions.

The Company has adopted a defined contribution plan covering full-time employees in the ROC (the “Defined Contribution Plan”) beginning July 1, 2005 pursuant to ROC Labor Pension Act. Pension cost for a period is determined based on the contribution called for in that period. Substantially all participants in the Defined Benefit Plan have been provided the option of continuing to participate in the Defined Benefit Plan, or to participate in the Defined Contribution Plan on a prospective basis from July 1, 2005. Accumulated benefits attributed to participants that elect to change plans are not impacted by their election.

Income Tax, Policy [Policy Text Block]
(o)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the carrying amounts of existing assets and liabilities in the financial statements and their respective tax bases, and operating loss and tax credit carry-forward. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded to reduce deferred tax assets to the amount more likely than not to be realized.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50 percent likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest and penalties related to unrecognized tax benefits as income tax expense in the consolidated statement of income.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
(p)	Foreign Currency Translation and Foreign Currency Transactions

The reporting currency of the Company is the United States dollar. The functional currency for the Company and its major operating subsidiaries is the United States dollar. Accordingly, the assets and liabilities of subsidiaries whose functional currency is other than the United States dollar are included in the consolidation by translating the assets and liabilities into the reporting currency (the United States dollar) at the exchange rates applicable at the end of the reporting period. Equity accounts are translated at historical rates. The statements of income and cash flows are translated at the average exchange rates during the year. Translation gains or losses are accumulated as a separate component of equity in accumulated other comprehensive income (loss).

Earnings Per Share, Policy [Policy Text Block]
(q)	Earnings Per Ordinary Share

Basic earnings per ordinary share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted earnings per ordinary share is computed using the weighted average number of ordinary and diluted ordinary equivalent shares outstanding during the period. Ordinary equivalent shares are ordinary shares that are contingently issuable upon the vesting of unvested restricted share units (RSUs) granted to employees.

Basic and diluted earnings per ordinary share have been calculated as follows:

	Year Ended December 31,
	2011	2012	2013

Net income attributable to Himax Technologies, Inc. stockholders (in thousands)	$10,706	51,596	61,476
Denominator for basic earnings per ordinary share:
Weighted average number of ordinary shares outstanding (in thousands)	353,771	341,056	340,423
Basic earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$0.03	0.15	0.18

Contingently issuable ordinary shares underlying the unvested RSUs granted to employees are included in the calculation of diluted earnings per ordinary share based on treasury stock method. In 2011, the unvested 437,029 RSUs (represents 874,058 ordinary shares) which will vest in 2012 were excluded as their effect would be anti-dilutive.

	Year Ended December 31,
	2011	2012	2013

Net income attributable to Himax Technologies, Inc. stockholders (in thousands)	$10,706	51,596	61,476
Denominator for diluted earnings per ordinary share:
Weighted average number of ordinary shares outstanding (in thousands)	353,771	341,056	340,423
Unvested RSUs (in thousands)	56	468	3,195
	353,827	341,524	343,618
Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$0.03	0.15	0.18

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
(r)	Share-Based Compensation

The cost of employee services received in exchange for share-based compensation is measured based on the grant-date fair value of the share-based instruments issued. The cost of employee services is equal to the grant-date fair value of shares issued to employees and is recognized in earnings over the service period. Compensation cost also considers the number of awards management believes will eventually vest. As a result, compensation cost is reduced by the estimated forfeitures. The estimate is adjusted each period to reflect the current estimate of forfeitures, and finally, the actual number of awards that vest.

Segment Reporting, Policy [Policy Text Block]
(s)	Segment Reporting

The Company uses the management approach in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company's chief operating decision maker for making operating decisions, allocating resources and assessing performance as the source for determining the Company's reportable segments.

The Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who regularly reviews operating results to make decisions about allocating resources and assessing performance for the Company.

The CODM assesses the performance of the operating segments based on segment sales and segment profit and loss. There are no intersegment sales in the segment revenues reported to the CODM. Segment profit and loss is determined on a basis that is consistent with how the Company reports operating income (loss) in its consolidated statements of operations. Segment profit (loss) excludes income taxes, interest income and expense, foreign currency exchange gains and losses, equity in the earnings (losses) of affiliates, gains and losses on valuations of financial instruments and sales of investment securities, and other income and expenses.

The Company does not report segment asset information to the Company’s CODM. Consequently, no asset information by segment is presented.

Noncontrolling Interests [Policy Text Block]
(t)	Noncontrolling Interests

Noncontrolling interests are classified in the consolidated statements of income as part of consolidated net income and the accumulated amount of noncontrolling interests as part of equity in the consolidated balance sheets. If a change in ownership of a consolidated subsidiary results in loss of control and deconsolidation, any retained ownership interests are re-measured with the gain or loss reported in net earnings.

The effects of changes in the Company’s ownership interests in its subsidiaries on Himax Technologies, Inc. equity are set forth as follows:

	Year Ended December 31,
	2011	2012	2013

Net income attributable to Himax Technologies, Inc. stockholders	$10,706	51,596	61,476
Transfers (to) from the noncontrolling interests:
Increase (decrease) in Himax Technologies, Inc.’s paid-in capital for sale of shares of subsidiaries	2,150	501	(1,455)
Decrease in Himax Technologies, Inc.’s paid-in capital for purchase of shares of subsidiaries	(2,532)	-	(1,006)
Change from net income attributable to Himax Technologies, Inc. stockholders and transfers from noncontrolling interests	$10,324	52,097	59,015

Fair Value Measurement, Policy [Policy Text Block]
(u)	Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair values of cash, cash equivalents, accounts receivable, restricted cash and cash equivalents, short-term debt, accounts payable and accrued liabilities approximate their carrying values due to their relatively short maturities. Marketable securities consisting of time deposits with original maturities more than three months are determined using the discounted present value of expected cash flows. The fair value of the corporate straight bonds was initially determined by subtracting the fair value of the embedded conversion option from the fair value of the combined instrument. The embedded conversion options and the subsequent measurement of the corporate straight bond are reported at fair value based on discounting estimated future cash flows based on the terms and maturity of each instrument and using market interest rates for a similar instrument at the reporting date. Fair values reflect the credit risk of the instrument and include adjustments to take account of the credit risk of the Company and counterparty when appropriate. The fair value of equity method investments and cost method investments have not been estimated as there are no identified events or changes in circumstances that may have significant adverse effects on the carrying value of these investments, and it is not practicable to estimate their fair values.

A fair value hierarchy exists that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

(i)	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

(ii)	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

(iii)	Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.